AB Municipal Income Fund II

AB Virginia Portfolio

Portfolio of Investments

July 31, 2026 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 93.2%
Long-Term Municipal Bonds – 91.2%
Virginia – 57.5%
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System Obligated Group) Series 2020 4.00%, 07/01/2045	$4,000	$3,699,105
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(a)	585	585,445
Chesterfield County Economic Development Authority (County of Chesterfield VA) Series 2024 5.00%, 04/01/2048	7,000	7,254,123
County of Fairfax VA (County of Fairfax VA) Series 2023-A 4.00%, 10/01/2041	4,445	4,363,888
County of Fairfax VA Sewer Revenue (County of Fairfax VA Sewer Revenue) Series 2026-A 5.00%, 07/15/2044	1,500	1,620,071
Fairfax County Industrial Development Authority (Inova Health System Obligated Group) Series 2018-A 4.00%, 05/15/2048	1,500	1,360,951
Series 2022 4.00%, 05/15/2042	2,000	1,910,660
Series 2024 5.00%, 05/15/2051	2,030	2,089,059
Hampton Roads Sanitation District (Hampton Roads Sanitation District) Series 2017-A 5.00%, 10/01/2033	3,550	3,623,731
Series 2024-A 5.00%, 11/01/2027	3,425	3,525,456
Hampton Roads Transportation Accountability Commission (Hampton Roads Transportation Fund) Series 2022-A 4.00%, 07/01/2052	3,745	3,375,505
4.00%, 07/01/2057	4,750	4,242,116
Series 2024-A 5.25%, 07/01/2059	1,410	1,462,973
Hampton Roads Transportation Accountability Commission (Prerefunded - US Treasuries) Series 2018-A 5.00%, 07/01/2035	4,000	4,130,300
Henrico County Economic Development Authority (Bon Secours Mercy Health) Series 2025 5.00%, 11/01/2048	2,000	2,041,879
Henrico County Economic Development Authority (Westminster-Canterbury Obligated Group) Series 2022 5.00%, 10/01/2047	1,000	1,005,175
James City County Economic Development Authority (Williamsburg Landing Obligated Group) Series 2021-A 4.00%, 12/01/2050	1,575	1,276,460
Series 2024-A 6.875%, 12/01/2058	500	542,941

	Principal Amount (000)	U.S. $ Value
Lexington Industrial Development Authority (Kendal at Lexington) Series 2016 4.00%, 01/01/2031	$1,500	$1,500,996
Lynchburg Economic Development Authority (Centra Health Obligated Group) Series 2017-A 5.00%, 01/01/2047	1,750	1,749,882
Norfolk Airport Authority/VA (Norfolk Airport Authority/VA) Series 2019 5.00%, 07/01/2043	2,870	2,930,740
Powhatan County Economic Development Authority (Powhatan County Economic Development Authority) Series 2025 6.125%, 09/01/2060(a)	1,000	999,921
Richmond Redevelopment & Housing Authority (American Tobacco Holdings) Series 2017 5.55%, 01/01/2037(a)	940	907,745
Roanoke Economic Development Authority (Carilion Clinic Obligated Group) Series 2020 4.00%, 07/01/2036	1,000	1,004,233
4.00%, 07/01/2038	1,550	1,530,865
Roanoke Economic Development Authority (Lynchburg College) Series 2018-A 5.00%, 09/01/2033	1,125	1,133,527
5.00%, 09/01/2038	1,535	1,525,706
Rockingham County Economic Development Authority (Sentara Healthcare Obligated Group) Series 2021 3.00%, 11/01/2046	1,265	966,296
Rockingham County Economic Development Authority (Sunnyside Presbyterian Home Obligated Group) Series 2020 4.00%, 12/01/2032	1,085	1,078,124
5.00%, 12/01/2039	1,000	1,021,221
Suffolk Economic Development Authority (EveryAge Obligated Group) Series 2016 5.00%, 09/01/2031	1,000	997,798
Tobacco Settlement Financing Corp./VA (Tobacco Settlement Financing Corp./VA) Series 2007-B1 5.00%, 06/01/2047	2,000	1,602,091
University of Virginia (University of Virginia) Series 2020 2.256%, 09/01/2050	1,000	549,229
US Bank Trust Co. NA (Park Landing LP) Series 2022-B 5.90%, 08/01/2052	370	319,995
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay Obligated Group) Series 2023 7.00%, 09/01/2059	500	543,198
Virginia College Building Authority (Commonwealth of Virginia State Lease) Series 2019-B 3.00%, 02/01/2037	9,140	8,155,590

	Principal Amount (000)	U.S. $ Value
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)	$1,000	$759,347
Series 2015-A 5.00%, 07/01/2030(a)	1,325	1,190,030
Virginia College Building Authority (Regent University Obligated Group) Series 2021 4.00%, 06/01/2036	3,125	2,989,492
Series 2025 6.00%, 06/01/2055	1,000	1,035,103
Virginia College Building Authority (Virginia College Building Authority) Series 2024 5.00%, 02/01/2037	1,135	1,240,946
Virginia Commonwealth Transportation Board (Commonwealth of Virginia Fed Hwy Grant) Series 2017 5.00%, 09/15/2027	1,000	1,026,542
Virginia Commonwealth Transportation Board (Commonwealth of Virginia State Lease) Series 2019 5.00%, 05/15/2032	1,555	1,632,167
Virginia Commonwealth University Health System Authority (Virginia Commonwealth University Health System Authority Obligated Group) Series 2017-B 5.00%, 07/01/2046	2,000	2,009,016
Virginia Public Building Authority (Commonwealth of Virginia State Lease) Series 2024-A 5.00%, 08/01/2041	1,500	1,619,261
5.00%, 08/01/2044	2,000	2,132,019
Virginia Public Building Authority (Virginia Public Building Authority State Lease) Series 2025 5.00%, 08/01/2040	2,000	2,174,422
Virginia Public School Authority (County of Hanover VA) Series 2025 5.00%, 08/01/2043	1,450	1,560,026
Virginia Public School Authority (County of Montgomery VA) Series 2022-2 4.00%, 02/01/2034	2,000	2,056,295
Virginia Resources Authority (Virginia Resources Authority) Series 2011-B 5.00%, 11/01/2026	20	20,031
Series 2016-C 4.00%, 11/01/2034	2,000	2,001,404
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 5.00%, 07/01/2035	4,580	4,757,142
Virginia Small Business Financing Authority (Bon Secours Mercy Health) Series 2020 4.00%, 12/01/2049	3,500	3,058,717
Series 2022 5.00%, 10/01/2041	1,000	1,043,191

	Principal Amount (000)	U.S. $ Value
Virginia Small Business Financing Authority (Capital Beltway Express) Series 2022 5.00%, 12/31/2047	$1,000	$1,004,199
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo) Series 2022 4.00%, 01/01/2040	4,825	4,532,553
Virginia Small Business Financing Authority (I-66 Express Mobility Partners) Series 2017 5.00%, 12/31/2052	3,350	3,307,248
5.00%, 12/31/2056	1,000	979,036
Virginia Small Business Financing Authority (LifeSpire of Virginia Obligated Group) Series 2024 4.50%, 12/01/2044	2,000	1,954,590
Series 2026 5.25%, 12/01/2046	1,000	1,037,980
Virginia Small Business Financing Authority (National Senior Communities Obligated Group) Series 2020 3.375%, 01/01/2051	1,000	781,175
4.00%, 01/01/2051	1,500	1,313,728
Virginia Small Business Financing Authority (Reworld Holding Corp.) Series 2018 5.00%, 01/01/2048(a)	1,000	977,134
Williamsburg Economic Development Authority (Colonial Williamsburg Foundation/The) Series 2025 4.957%, 11/01/2035	2,000	1,951,688

		126,771,477

Alabama – 4.7%
Black Belt Energy Gas District (BP PLC) Series 2024-D 5.00%, 03/01/2055	1,000	1,035,939
Black Belt Energy Gas District (Goldman Sachs Group) Series 2024-B 5.00%, 10/01/2055	1,000	1,035,814
Series 2025-G 5.00%, 10/01/2035	1,000	1,030,614
Series 2026-H 3.795% (SOFR + 1.35%), 12/01/2031(b)	1,000	997,319
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	1,000	1,000,972
Black Belt Energy Gas District (Pacific Life Insurance) Series 2024-C 5.00%, 05/01/2055	1,000	1,049,808
Southeast Alabama Gas Supply District (The) (Morgan Stanley) Series 2024 5.00%, 06/01/2049	1,000	1,037,662
Southeast Energy Authority A Cooperative District (Athene Annuity & Life Co.) Series 2025-A 5.00%, 01/01/2056	1,000	1,003,775

	Principal Amount (000)	U.S. $ Value
Southeast Energy Authority A Cooperative District (Deutsche Bank AG) Series 2024-A 5.00%, 11/01/2035	$1,000	$1,018,754
Southeast Energy Authority A Cooperative District (Pacific Life Insurance) Series 2024-C 5.00%, 10/01/2055	1,000	1,044,430

		10,255,087

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(a)	420	438,571

Arizona – 0.5%
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	1,000	1,022,093

California – 1.0%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	1,000	925,855
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-B 6.50%, 11/01/2039	1,000	1,179,250

		2,105,105

District of Columbia – 17.9%
Metropolitan Washington Airports Authority Aviation Revenue (Metropolitan Washington Airports Authority Aviation Revenue) Series 2018-A 5.00%, 10/01/2038	2,330	2,376,173
Series 2020-A 4.00%, 10/01/2036	2,000	1,960,714
Series 2021-A 5.00%, 10/01/2046	5,000	5,064,936
Series 2024-A 5.00%, 10/01/2033	1,500	1,628,266
5.00%, 10/01/2038	2,250	2,367,219
5.50%, 10/01/2054	1,390	1,442,877
Series 2025-A 5.00%, 10/01/2036	2,000	2,168,105
5.00%, 10/01/2050	1,000	1,006,408
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (Metropolitan Washington Airports Authority Dulles Toll Road Revenue) Series 2009 Zero Coupon, 10/01/2037	5,000	3,047,161
Series 2010-B 6.50%, 10/01/2044(c)	4,300	4,502,323
Series 2019 5.00%, 10/01/2034	1,500	1,554,140
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority) Series 2017-A 5.00%, 07/01/2031	1,145	1,164,437
5.00%, 07/01/2032	3,950	4,013,215
Washington Metropolitan Area Transit Authority (Washington Metropolitan Area Transit Authority State Lease) Series 2023 5.00%, 07/15/2048	3,000	3,079,762
Series 2024 5.25%, 07/15/2059	4,000	4,129,254

		39,504,990

	Principal Amount (000)	U.S. $ Value

Guam – 3.6%
Antonio B Won Pat International Airport Authority (Antonio B Won Pat Intl Airport Authority) Series 2021-A 4.46%, 10/01/2043	$165	$143,312
Series 2024-A 5.25%, 10/01/2041	1,000	1,033,742
Guam Department of Education (Guam Dept. of Education COP) Series 2020 5.00%, 02/01/2040	1,000	981,818
Guam Government Waterworks Authority (Guam Waterworks Authority Water And Wastewater System) Series 2025-A 5.25%, 07/01/2050	1,000	1,015,933
Guam Power Authority (Guam Power Authority) Series 2017-A 5.00%, 10/01/2036	1,630	1,643,098
Territory of Guam (Territory of Guam) Series 2019 5.00%, 11/15/2031	150	154,938
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	1,370	1,281,123
Territory of Guam (Territory of Guam Hotel Occupancy Tax) Series 2021-A 5.00%, 11/01/2035 1,600		1,652,452

		7,906,416

Illinois – 1.0%
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority) Series 2015-B
5.00%, 12/15/2045	2,200	2,200,107

Nevada – 0.0%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	500	80,194

North Carolina – 0.2%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community) Series 2015 4.70%, 07/01/2037	560	516,989

Puerto Rico – 3.0%
Commonwealth of Puerto Rico (Commonwealth of Puerto Rico) Series 2021-A 4.00%, 07/01/2037	1,400	1,368,077
Puerto Rico Commonwealth Aqueduct & Sewer Authority (Puerto Rico Commonwealth Aqueduct & Sewer Authority) Series 2020-A 5.00%, 07/01/2030(a)	370	389,938
5.00%, 07/01/2035(a)	250	260,052

	Principal Amount (000)	U.S. $ Value
Puerto Rico Electric Power Authority (Puerto Rico Electric Power Authority) NATL Series 2007-V 5.25%, 07/01/2032	$300	$299,951
AG Series 2007-V 5.25%, 07/01/2031	235	238,100
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2023-A 6.625%, 01/01/2027	50	50,190
6.625%, 01/01/2028	384	381,828
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Hospital Auxilio Mutuo Obligated Group) Series 2021 4.00%, 07/01/2038	275	251,887
4.00%, 07/01/2040	295	260,741
5.00%, 07/01/2034	110	113,454
5.00%, 07/01/2035	115	118,157
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (San Juan Cruise Port LLC) Series 2024 6.75%, 01/01/2045	400	450,214
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue (Puerto Rico Sales Tax Financing Sales Tax Revenue) Series 2018-A Zero Coupon, 07/01/2029	1,000	906,394
Zero Coupon, 07/01/2046	1,000	363,881
Series 2019-A 4.329%, 07/01/2040	160	156,223
5.00%, 07/01/2058	955	917,562

		6,526,649

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	295	290,661

Texas – 1.0%
New Hope Cultural Education Facilities Finance Corp. (SLF CHP LLC) Series 2025 6.25%, 07/01/2045(a)	100	104,842
Tarrant County Cultural Education Facilities Finance Corp. (Tarrant County Cultural Education Facilities Finance) 5.00%, 11/15/2036(d)(e)(f)(g)	941	-0-
Texas Municipal Gas Acquisition & Supply Corp. IV (BP PLC) Series 2023-A 5.50%, 01/01/2054	1,000	1,049,169
Texas Municipal Gas Acquisition & Supply Corp. V (Bank of America Corp.) Series 2024 5.00%, 01/01/2055	1,000	1,036,411

		2,190,422

Wisconsin – 0.5%
Wisconsin Public Finance Authority (SR 400 Peach Partners LLC) Series 2025 6.50%, 06/30/2060	1,000	1,094,178

Total Long-Term Municipal Bonds (cost $207,346,682)		200,902,939

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 2.0%
Virginia – 2.0%
City of Newport News VA (City of Newport News VA) Series 2026-A 5.00%, 08/01/2026 (cost $4,530,000)	$4,530	$4,530,000

Total Municipal Obligations (cost $211,876,682)		205,432,939

	Shares

PREFERRED STOCKS – 0.0%
Utility – 0.0%
Electric – 0.0%
AES Guayama Holdings 0.00%(d)(e)(g) (cost $151,337)	8,437	24,552

SHORT-TERM INVESTMENTS – 5.7%
Investment Companies – 5.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.51%(h)(i)(j) (cost $12,549,983)	12,549,983	12,549,983

Total Investments – 98.9% (cost $224,578,002)(k)		218,007,474

Other assets less liabilities – 1.1%		2,347,654

Net Assets — 100.0%		$220,355,128

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	2,400	10/15/2029	2.545%	CPI#	Maturity	$25,469	$—	$25,469
USD	1,600	10/15/2029	2.485%	CPI#	Maturity	21,623	—	21,623
USD	3,600	10/15/2030	2.615%	CPI#	Maturity	16,155	—	16,155

						$63,247	$—	$63,247

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	4,400	04/30/2030	1 Day SOFR	3.075%	Annual	$(170,635)	$—	$(170,635)
USD	8,600	01/03/2033	1 Day SOFR	3.486%	Annual	(359,390)	—	(359,390)
USD	1,800	07/15/2033	1 Day SOFR	3.929%	Annual	(32,290)	—	(32,290)

						$(562,315)	$—	$(562,315)

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank NA	USD	2,965	10/09/2029	1.125%	1 Week SIFMA*	Quarterly	$159,736	$—	$159,736

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2026, the aggregate market value of these securities amounted to $6,983,881 or 3.2% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2026.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2026.
(d)	Non-income producing security.
(e)	Fair valued by the Adviser.
(f)	Defaulted.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	Affiliated investments.
(j)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(k)

As of July 31, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,408,037 and gross unrealized depreciation of investments was $(8,317,897), resulting in net unrealized depreciation of $(6,909,860).

As of July 31, 2026, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.3% and 0.0%, respectively.

Glossary:

AG – Assured Guaranty Inc.

COP – Certificate of Participation

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

AB Municipal Income Fund II

AB Virginia Portfolio

July 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of July 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$-0-	$200,902,939	$0	(a)	$200,902,939
Short-Term Municipal Notes	-0-	4,530,000	-0-		4,530,000
Preferred Stocks	-0-	-0-	24,552		24,552
Short-Term Investments	12,549,983	-0-	-0-		12,549,983

Total Investments in Securities	12,549,983	205,432,939	24,552	(a)	218,007,474
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	-0-	63,247	-0-		63,247
Interest Rate Swaps	-0-	159,736	-0-		159,736
Liabilities:
Centrally Cleared Interest Rate Swaps	-0-	(562,315)	-0-		(562,315)

Total	$12,549,983	$205,093,607	$24,552	(a)	$217,668,142

(a)	The Portfolio held securities with zero market value at period end.
(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolios’ transactions in AB mutual funds for the two months ended July 31, 2026 is as follows:

Fund	Market Value 5/31/2026 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$6,866	$16,995	$11,311	$12,550	$62